COMMITMENTS AND CONTINGENCIES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
Bank guarantee to secure lease agreements	$ 8,264	$ 6,815
Total undiscounted cash flows	$ 39,205
Lease term	10 years